Cash, cash equivalents and restricted cash - Summary of cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,153,922	$ 1,597,147	$ 1,229,008
Restricted cash	163,065	159,623	173,441
Total cash, cash equivalents and restricted cash	$ 1,316,987	$ 1,756,770	$ 1,402,449	$ 1,914,753